Schedule of investments
Delaware Emerging Markets Debt Corporate Fund	April 30, 2021 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds – 94.75%Δ
Argentina − 2.23%
Aeropuertos Argentina 2000 PIK 144A 9.375% 2/1/27 #, >>	844,148	$686,423
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	515,000	447,416
YPF 144A 6.95% 7/21/27 #	855,000	528,108
		1,661,947
Brazil − 9.51%
Azul Investments 144A 5.875% 10/26/24 #	650,000	619,245
B2W Digital 144A 4.375% 12/20/30 #	615,000	607,620
Banco BTG Pactual 144A 4.50% 1/10/25 #	470,000	484,845
Centrais Eletricas Brasileiras 144A 3.625% 2/4/25 #	465,000	472,426
CSN Inova Ventures 144A 6.75% 1/28/28 #	460,000	500,533
CSN Islands XII 144A 7.00% 9/23/15 #, ψ	245,000	248,063
GUSAP III 144A 4.25% 1/21/30 #	355,000	374,344
Itau Unibanco Holding 144A 3.875% 4/15/31 #, μ	410,000	398,663
JBS Investments II 144A 5.75% 1/15/28 #	490,000	521,340
JSM Global 144A 4.75% 10/20/30 #	455,000	461,238
Klabin Austria 144A 7.00% 4/3/49 #	400,000	491,664
NBM US Holdings 144A 6.625% 8/6/29 #	435,000	483,418
Petrobras Global Finance 6.75% 6/3/50	350,000	383,499
Rede D'or Finance 144A 4.50% 1/22/30 #	520,000	511,420
Vale Overseas 3.75% 7/8/30	495,000	521,359
		7,079,677
Chile − 4.67%
AES Gener 144A 7.125% 3/26/79 #, μ	605,000	641,067
ATP Tower Holdings 144A 4.05% 4/27/26 #	750,000	740,250
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #	435,000	463,949
EnfraGen Energia Sur 144A 5.375% 12/30/30 #	705,000	701,641
Sociedad Quimica y Minera de Chile 144A 3.625% 4/3/23 #	300,000	315,343
VTR Comunicaciones 144A 4.375% 4/15/29 #	610,000	614,880
		3,477,130
China − 7.03%
Alibaba Group Holding 2.70% 2/9/41	655,000	610,894
Bank of China 144A 5.00% 11/13/24 #	420,000	469,428
ENN Energy Holdings 144A 2.625% 9/17/30 #	535,000	522,485
JD.com 3.875% 4/29/26	465,000	507,514
Kaisa Group Holdings 9.375% 6/30/24	545,000	542,275
Meituan 144A 2.125% 10/28/25 #	370,000	364,980
Prosus 144A 3.832% 2/8/51 #	520,000	476,200
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Schedule of investments
Delaware Emerging Markets Debt Corporate Fund (Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
China (continued)
Shimao Group Holdings 5.60% 7/15/26	615,000	$666,506
Tencent Holdings
144A 2.88% 4/22/31 #	325,000	329,732
144A 3.68% 4/22/41 #	350,000	356,029
Yuzhou Group Holdings 7.70% 2/20/25	440,000	387,742
		5,233,785
Colombia − 3.98%
Banco de Bogota 144A 6.25% 5/12/26 #	365,000	407,979
Banco GNB Sudameris 144A 7.50% 4/16/31 #, μ	685,000	706,612
Ecopetrol
5.375% 6/26/26	311,000	349,393
6.875% 4/29/30	585,000	710,044
Geopark 144A 5.50% 1/17/27 #	765,000	787,846
		2,961,874
Georgia − 0.69%
Bank of Georgia 144A 6.00% 7/26/23 #	480,000	512,842
		512,842
Ghana − 0.35%
Tullow Oil 144A 7.00% 3/1/25 #	300,000	262,125
		262,125
Guatemala − 1.71%
Banco Industrial 144A 4.875% 1/29/31 #, μ	605,000	624,085
Investment Energy Resources 144A 6.25% 4/26/29 #	605,000	646,442
		1,270,527
Hong Kong − 1.57%
AIA Group 144A 3.375% 4/7/30 #	400,000	433,012
CLP Power Hong Kong Financing 2.875% 4/26/23	200,000	207,661
Goodman HK Finance 4.375% 6/19/24	485,000	527,687
		1,168,360
India − 5.35%
Adani Electricity Mumbai 144A 3.949% 2/12/30 #	410,000	412,236
Clean Renewable Power Mauritius 144A 4.25% 3/25/27 #	775,000	781,200
Future Retail 144A 5.60% 1/22/25 #	425,000	340,463
Greenko Solar Mauritius 144A 5.95% 7/29/26 #	560,000	602,420
ICICI Bank 144A 4.00% 3/18/26 #	450,000	484,228
UltraTech Cement 144A 2.80% 2/16/31 #	590,000	552,617
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(Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
India (continued)
Vedanta Resources Finance II 144A 8.95% 3/11/25 #	815,000	$809,527
		3,982,691
Indonesia − 2.53%
Cikarang Listrindo 144A 4.95% 9/14/26 #	602,000	618,856
Indika Energy Capital IV 144A 8.25% 10/22/25 #	330,000	352,852
Majapahit Holding 144A 7.875% 6/29/37 #	255,000	357,486
Perusahaan Listrik Negara 144A 3.875% 7/17/29 #	525,000	552,253
		1,881,447
Israel − 4.66%
Altice Financing 144A 5.00% 1/15/28 #	600,000	593,001
Bank Leumi Le-Israel 144A 3.275% 1/29/31 #, μ	445,000	460,186
Energean Israel Finance 144A 4.875% 3/30/26 #	355,000	367,182
Israel Chemicals 144A 6.375% 5/31/38 #	350,000	443,632
Israel Electric 144A 5.00% 11/12/24 #	200,000	225,021
Mizrahi Tefahot Bank 144A 3.077% 4/7/31 #, μ	505,000	513,838
Teva Pharmaceutical Finance Netherlands III 6.75% 3/1/28	790,000	862,087
		3,464,947
Jamaica − 0.62%
Digicel Group Holdings PIK 10.00% 4/1/24 >>	472,166	462,427
		462,427
Kazakhstan − 0.98%
KazTransGas JSC 144A 4.375% 9/26/27 #	269,000	300,439
Tengizchevroil Finance Co. International 144A 2.625% 8/15/25 #	420,000	429,509
		729,948
Kuwait − 1.01%
Equate Petrochemical
144A 2.625% 4/28/28 #	340,000	341,487
144A 4.25% 11/3/26 #	370,000	409,377
		750,864
Lithuania − 0.96%
ASG Finance Designated Activity 144A 7.875% 12/3/24 #	734,000	711,980
		711,980
Macao − 2.41%
MGM China Holdings 144A 4.75% 2/1/27 #	475,000	492,812
NQ-227 [4/21] 6/21 (1676450)    3

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund (Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Macao (continued)
Sands China
3.80% 1/8/26	380,000	$404,252
4.375% 6/18/30	465,000	497,201
Wynn Macau 144A 5.625% 8/26/28 #	375,000	395,162
		1,789,427
Mexico − 4.97%
Aerovias de Mexico 144A 7.00% 2/5/25 #, ‡	505,000	280,911
Banco Mercantil del Norte 144A 8.375% 10/14/30 #, μ, ψ	410,000	487,777
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero 144A 5.95% 10/1/28 #, μ	335,000	363,941
BBVA Bancomer 144A 5.125% 1/18/33 #, μ	260,000	270,427
Cemex 144A 3.875% 7/11/31 #	320,000	317,147
Fresnillo 144A 4.25% 10/2/50 #	315,000	309,128
Infraestructura Energetica Nova
144A 3.75% 1/14/28 #	220,000	235,950
144A 4.875% 1/14/48 #	300,000	305,082
Minera Mexico 144A 4.50% 1/26/50 #	525,000	555,188
Trust Fibra Uno 144A 5.25% 1/30/26 #	510,000	575,410
		3,700,961
Morocco − 0.67%
OCP
144A 4.50% 10/22/25 #	200,000	214,003
144A 6.875% 4/25/44 #	235,000	284,175
		498,178
Nigeria − 1.68%
IHS Netherlands Holdco 144A 7.125% 3/18/25 #	685,000	718,394
SEPLAT Petroleum Development 144A 7.75% 4/1/26 #	515,000	529,162
		1,247,556
Oman − 0.83%
Oryx Funding 144A 5.80% 2/3/31 #	585,000	620,969
		620,969
Panama − 1.11%
Sable International Finance 144A 5.75% 9/7/27 #	350,000	368,156
UEP Penonome II 144A 6.50% 10/1/38 #	458,476	460,489
		828,645
Paraguay − 2.52%
Banco Continental 144A 2.75% 12/10/25 #	620,000	607,650
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(Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Paraguay (continued)
Bioceanico Sovereign Certificate 144A 2.557% 6/5/34 #, ^	521,560	$384,348
Rutas 2 and 7 Finance 144A 3.413% 9/30/36 #, ^	415,000	296,206
Telefonica Celular del Paraguay 144A 5.875% 4/15/27 #	550,000	585,945
		1,874,149
Peru − 2.91%
Auna 144A 6.50% 11/20/25 #	575,000	580,224
Kallpa Generacion 144A 4.125% 8/16/27 #	600,000	617,544
Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #	425,000	438,498
Volcan Cia Minera 144A 4.375% 2/11/26 #	535,000	528,428
		2,164,694
Philippines − 1.94%
BDO Unibank 2.125% 1/13/26	700,000	713,125
International Container Terminal Services 4.75% 6/17/30	655,000	727,556
		1,440,681
Qatar − 1.77%
Ooredoo International Finance 144A 5.00% 10/19/25 #	225,000	259,426
QNB Finance 2.625% 5/12/25	1,015,000	1,058,158
		1,317,584
Republic of Korea − 2.64%
Kia 144A 1.00% 4/16/24 #	530,000	533,224
Shinhan Financial Group 144A 3.34% 2/5/30 #, μ	355,000	371,913
SK Hynix 144A 2.375% 1/19/31 #	1,105,000	1,062,743
		1,967,880
Republic of Vietnam − 0.98%
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	720,000	727,319
		727,319
Russia − 2.60%
Gazprom PJSC via Gaz Finance 144A 3.25% 2/25/30 #	455,000	450,783
Lukoil Securities 144A 3.875% 5/6/30 #	575,000	604,929
Phosagro OAO Via Phosagro Bond Funding DAC 144A 3.949% 4/24/23 #	200,000	208,093
VEON Holdings 144A 3.375% 11/25/27 #	665,000	670,632
		1,934,437
NQ-227 [4/21] 6/21 (1676450)    5

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund (Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Saudi Arabia − 1.73%
Saudi Arabian Oil
144A 3.50% 11/24/70 #	420,000	$384,436
144A 4.25% 4/16/39 #	400,000	436,992
Saudi Electricity Global Sukuk 4 4.222% 1/27/24	430,000	466,692
		1,288,120
Singapore − 1.34%
BOC Aviation USA 144A 1.625% 4/29/24 #	365,000	366,747
Oversea-Chinese Banking 144A 4.25% 6/19/24 #	575,000	628,626
		995,373
South Africa − 1.58%
Gold Fields Orogen Holdings BVI 144A 6.125% 5/15/29 #	540,000	638,550
Sasol Financing USA 4.375% 9/18/26	525,000	537,941
		1,176,491
Tanzania − 1.66%
AngloGold Ashanti Holdings 3.75% 10/1/30	510,000	530,017
HTA Group 144A 7.00% 12/18/25 #	655,000	701,269
		1,231,286
Thailand − 2.08%
Bangkok Bank 144A 5.00% 9/23/25 #, μ, ψ	380,000	400,303
GC Treasury Center 144A 4.30% 3/18/51 #	640,000	665,543
PTTEP Treasury Center 144A 2.587% 6/10/27 #	465,000	479,841
		1,545,687
Turkey − 3.94%
Akbank TAS 144A 6.80% 2/6/26 #	530,000	550,227
Turk Telekomunikasyon 144A 6.875% 2/28/25 #	600,000	657,150
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	590,000	619,648
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	505,000	558,859
Ulker Biskuvi Sanayi 144A 6.95% 10/30/25 #	505,000	546,059
		2,931,943
Ukraine − 2.14%
Kernel Holding 144A 6.50% 10/17/24 #	445,000	468,087
Metinvest 144A 7.65% 10/1/27 #	548,000	587,434
MHP 144A 7.75% 5/10/24 #	510,000	540,324
		1,595,845
United Arab Emirates − 3.69%
Abu Dhabi National Energy PJSC 144A 2.00% 4/29/28 #	585,000	584,216
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(Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
United Arab Emirates (continued)
DAE Funding 144A 3.375% 3/20/28 #	555,000	$555,409
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	455,000	473,737
Emirates NBD Bank PJSC 2.625% 2/18/25	470,000	493,383
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	655,000	642,213
		2,748,958
United States − 0.65%
Hyundai Capital America 144A 3.50% 11/2/26 #	450,000	485,278
		485,278
Zambia − 1.06%
First Quantum Minerals
144A 6.875% 10/15/27 #	315,000	346,106
144A 7.50% 4/1/25 #	425,000	441,735
		787,841
Total Corporate Bonds (cost $68,604,159)		70,511,873

Sovereign Bonds – 0.60%Δ
Argentina − 0.02%
Argentine Republic Government International Bond 1.00% 7/9/29	31,613	12,045
Mongolia − 0.58%
Development Bank of Mongolia 144A 7.25% 10/23/23 #	400,000	431,391
Total Sovereign Bonds (cost $450,969)		443,436
	Number of shares
Short-Term Investments – 2.06%
Money Market Mutual Funds – 2.06%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	384,131	384,131
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	384,131	384,131
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	384,130	384,130
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Schedule of investments
Delaware Emerging Markets Debt Corporate Fund (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	384,130	$384,130
Total Short-Term Investments (cost $1,536,523)		1,536,522
Total Value of Securities−98.24% (cost $71,208,258)		73,108,438
Receivables and Other Assets Net of Liabilities — 1.76%		1,308,704
Net Assets Applicable to 8,441,841 Shares Outstanding — 100.00%	$74,417,142
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2021, the aggregate value of Rule 144A securities was $58,775,851, which represents 78.98% of the Fund's net assets.
>>	PIK. 100% of the income received was in the form of principal.
ψ	Perpetual security. Maturity date represents next call date.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2021. Rate will reset at a future date.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at April 30, 2021:
Borrower	Principal Amount	Commitment	Value	Unrealized Appreciation (Depreciation)
Grupo Aeromexico 9.00% 12/31/21	$340,000	$340,000	$340,000	$—
Grupo Aeromexico 13.5% (LIBOR03M + 12.5%) 8/19/22 13.50%	276,607	276,607	276,607	—

8    NQ-227 [4/21] 6/21 (1676450)

(Unaudited)
The following futures and swap contracts were outstanding at April 30, 2021:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
(11)	US Treasury 10 yr Ultra Notes	$(1,601,016)	$(1,636,137)	6/21/21	$35,121	$(1,375)
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Mexico 10.375% 9/20/22 Baa2 6/22/26-Quarterly	1,748,000	1.000%	$(5,089)	$13,445	$(18,534)	$—
JPMCB Republic of Colombia 10.375% 12/31/24 Baa2 6/22/26-Quarterly	1,763,000	1.000%	23,069	30,720	(7,651)	—
			17,980	44,165	(26,185)	—
NQ-227 [4/21] 6/21 (1676450)    9

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund (Unaudited)
The use of futures and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin and unrealized appreciation (depreciation) are reflected in the Fund’s net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(2,681).
Summary of abbreviations:
CDS – Credit Default Swap
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
PIK – Payment-in-kind
PJSC – Private Joint Stock Company
USD – US Dollar
yr – Year
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